SEGMENTED INFORMATION (Tables)	3 Months Ended
Mar. 31, 2025
Schedule Of consolidated statements of operations for revenue
	March 31, 2025	March 31, 2024
Silver	$6,900	$5,036
Copper	7,060	5,906
Gold	6,376	3,033
Penalties, treatment costs and refining charges	(1,500)	(1,582)
Total revenue from mining operations	$18,836	$12,393

Schedule Of customers accounted for total revenues
	March 31, 2025	March 31, 2024
Customer #1	$17,693	$8,596
Customer #2	1,143	13
Other customers	-	3,784
Total revenue from mining operations	$18,836	$12,393

Schedule Of Geographical information relating non-current assets
	March 31, 2025	December 31, 2024
Exploration and evaluation assets - Mexico	$51,099	$52,890
Exploration and evaluation assets - Canada	-	-
Total exploration and evaluation assets	$51,099	$52,890
	March 31, 2025	December 31, 2024
Plant, equipment, and mining properties - Mexico	$56,725	$53,400
Plant, equipment, and mining properties - Canada	378	401
Total plant, equipment, and mining properties	$57,103	$53,801